Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Subordinated liabilities
Schedule of subordinated liabilities
	2017 £m	2016 £m
Dated loan capital	10,394	15,288
Undated loan capital	2,169	2,775
Preference shares	159	1,356
	12,722	19,419

Schedule of contractual maturity of subordinated liabilities

2017 - final redemption		2018 £m	2019 £m	2020-2022 £m	2023-2027 £m	Thereafter £m	Perpetual £m	Total £m
Sterling		16	—	354	—	—	504	874
US dollar		441	63	1,704	4,037	517	1,183	7,945
Euro		1,926	145	271	1,037	301	215	3,895
Other		—	—	—	—	—	8	8
		2,383	208	2,329	5,074	818	1,910	12,722

2017 - call date	Currently £m	2018 £m	2019 £m	2020-2022 £m	2023-2027 £m	Thereafter £m	Perpetual £m	Total £m
Sterling	—	123	37	466	23	21	204	874
US dollar	15	1,043	63	1,705	4,041	1,078	—	7,945
Euro	—	2,084	1,044	271	147	300	49	3,895
Other	—	—	8	—	—	—	—	8
	15	3,250	1,152	2,442	4,211	1,399	253	12,722

		2017	2018	2019-2021	2022-2026	Thereafter	Perpetual	Total
2016 - final redemption		£m	£m	£m	£m	£m	£m	£m
Sterling		17	—	369	—	—	576	962
US dollar		98	700	168	7,955	967	2,479	12,367
Euro		913	1,817	243	1,725	263	215	5,176
Other		34	—	—	872	—	8	914
		1,062	2,517	780	10,552	1,230	3,278	19,419

2016 - call date	Currently £m	2017 £m	2018 £m	2019-2021 £m	2022-2026 £m	Thereafter £m	Perpetual £m	Total £m
Sterling	15	68	113	407	140	22	197	962
US dollar	1,860	1,817	700	168	6,242	1,186	394	12,367
Euro	162	1,395	1,817	1,108	378	263	53	5,176
Other	8	906	—	—	—	—	—	914
	2,045	4,186	2,630	1,683	6,760	1,471	644	19,419

Schedule of issuances and redemptions

	Capital
	treatment	2017	2016
Redemptions	£m	£m	£m
The Royal Bank of Scotland Group plc
£200 million series 1 non cumulative convertible £0.01 preference shares 7.387%
(partial redemption)	Ineligible	15	—
US$ 1,000 million series 1 non cumulative convertible preference shares of US$ 0.01 9.118%
(partial redemption)	Ineligible	48	—
$156 million 7.65% Series F non-cumulative preference shares (callable)	Ineligible	120	—
$242 million 7.25% Series H non-cumulative preference shares (callable)	Ineligible	186	—
$751 million 5.75% Series L non-cumulative preference shares (callable)	Ineligible	577	—
US$ 750 million 6.8% (partial redemption)	Ineligible	360	—
US$ 1,285 million 5.90% Trust Preferred	Tier 1	—	902
US$ 200 million 6.25% Trust Preferred	Tier 1	—	140
US$ 1,800 million 6.08% Trust Preferred	Tier 1	—	1,263
€26 million 7.42% dated notes	Tier 2	—	21
€7 million 7.38% dated notes	Tier 2	—	6
US$ 25 million floating rate notes (partial redemption)	Tier 2	—	6
		1,306	2,338

The Royal Bank of Scotland plc
€750 million 4.35% subordinated notes 2017	Tier 2	645	—
CHF124 million 9.375% subordinates notes March 2022	Tier 2	101	—
CAD420 million 10.50% subordinated notes March 2022	Tier 2	255	—
£564 million 10.50% subordinated notes March 2022	Tier 2	489	—
AU$880 million 13.125% subordinated notes March 2022	Tier 2	548	—
US$ 2,132 million 9.50% subordinated notes March 2022	Tier 2	1,724	—
€100 million floating rate subordinated notes 2017	Tier 2	90	—
£51 million 2.35% + 5 year UK Gilts yield undated subordinated notes (callable December 2012)	Ineligible	51	—
£54 million 5.13% undated notes	Ineligible	—	55
CAD474 million 5.37% undated notes	Ineligible	—	283
€1 billion 4.625% dated notes	Ineligible	—	866
		3,903	1,204

NatWest Plc
US$ 300 million 8.6250% non-cumulative preference shares (callable)	Tier 1	178	—
		178	—

RBS NV and subsidiaries
€15 million floating rate notes 2022 (partial redemption)	Tier 2	2	—
€250 million 4.70% notes 2019 (partial redemption)	Tier 2	80	—
US$ 500 million 4.65% notes 2018 (partial redemption)	Tier 2	244	—
		326	—

NatWest Holdings Limited
£20 million 11.75% perpetual tier two capital (partial redemption)	Tier 2	9	—
€38 million 11.375% perpetual tier two capital (partial redemption)	Tier 2	6	—
		15	—

Note:

(1)	There were no issuances in 2017 or 2016.